                                   FORM N-PX
         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                      Investment Company Act file number:

                      ING CLARION REAL ESTATE INCOME FUND
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               (Exact name of registrant as specified in charter)

           259 N. Radnor-Chester Road, Second Floor, Radnor, PA 19087
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                    (Address of principal executive offices)

                         T. Ritson Ferguson, President
           259 N. Radnor-Chester Road, Second Floor, Radnor, PA 19087
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                    (Name and address of agent for service)


              Registrant's telephone number, including area code:

                      Date of Fiscal year-end: 12/31/2005

                 Date of reporting period: 7/1/2004 - 6/30/2005




   Item 1. Proxy Voting Record
   Account Number: cef ING Clarion Real Estate Income Fund

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Affordable Residential Communities Inc   008273203  6/30/05  Annual
   1.01   Elect Scott D. Jackson MGMT YES FOR FOR
   1.02   Elect John G. Sprengle MGMT YES FOR FOR
   1.03   Elect Joris Brinkerhoff MGMT YES FOR FOR
   1.04   Elect Gerald J. Ford MGMT YES FOR FOR
   1.05   Elect J. Markham Green MGMT YES FOR FOR
   1.06   Elect Michael Greene MGMT YES FOR FOR
   1.07   Elect James F. Kimsey MGMT YES FOR FOR
   1.08   Elect Eugene Mercy Jr. MGMT YES FOR FOR
   1.09   Elect James R. Staff MGMT YES FOR FOR
   1.10   Elect Carl B. Webb MGMT YES FOR FOR
   1.11   Elect Larry D. Willard MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   Amli Residential Properties Trust AML  001735109  4/25/05  Annual
   1.01   Elect Bruce P. Bickner MGMT YES FOR FOR
   1.02   Elect Laura D. Gates MGMT YES FOR FOR
   1.03   Elect Marc S. Heilweil MGMT YES FOR FOR
   1.04   Elect Gregory T. Mutz MGMT YES FOR FOR
   2   Repeal classified board MGMT YES FOR FOR
   3   Ratify selection of auditors MGMT YES FOR FOR

   Arden Realty Inc   039793104  5/25/05  Annual
   1.01   Elect Richard S. Ziman MGMT YES FOR FOR
   1.02   Elect Victor J. Coleman MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR
   3   Adopt the Third Amended and Restated 1996 Option and Incentive
   Plan MGMT YES FOR FOR
   4   Golden parachutes SHLDR YES FOR AGNST

   Brandywine Realty Trust BDN  105368203  5/2/05  Annual
   1.01   Elect Walter D'Alessio MGMT YES FOR FOR
   1.02   Elect D. Pike Aloian MGMT YES FOR FOR
   1.03   Elect Donald E. Axinn MGMT YES FOR FOR
   1.04   Elect Wyche Fowler MGMT YES FOR FOR
   1.05   Elect Michael J. Joyce MGMT YES FOR FOR
   1.06   Elect Anthony A. Nichols Sr. MGMT YES FOR FOR
   1.07   Elect Charles P. Pizzi MGMT YES FOR FOR
   1.08   Elect Gerard H. Sweeney MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR
   3   Add Shares to Stock Incentive Plan MGMT YES FOR FOR
       Amend Stock Incentive Plan

   Camden Property Trust   133131AH5  2/28/05  Special
   1   Approve merger/acquisition MGMT YES FOR FOR
       Approve common stock issuance

   Camden Property Trust CPT  133131102  5/6/05  Annual
   1.01   Elect Richard J. Campo MGMT YES FOR FOR
   1.02   Elect William R. Cooper MGMT YES FOR FOR
   1.03   Elect George A. Hrdlicka MGMT YES FOR FOR
   1.04   Elect Scott S. Ingraham MGMT YES FOR FOR
   1.05   Elect Lewis A. Levey MGMT YES WHOLD AGNST
   1.06   Elect William B. McGuire Jr. MGMT YES FOR FOR
   1.07   Elect William F. Paulsen MGMT YES FOR FOR
   1.08   Elect D. Keith Oden MGMT YES FOR FOR
   1.09   Elect F. Gardner Parker MGMT YES FOR FOR
   1.10   Elect Steven A. Webster MGMT YES FOR FOR

   CBL & Associates Properties Inc   124830506  5/9/05  Annual
   1.01   Elect Charles B. Lebovitz MGMT YES FOR FOR
   1.02   Elect Claude M. Ballard MGMT YES FOR FOR
   1.03   Elect Gary L. Bryenton MGMT YES FOR FOR
   1.04   Elect Leo Fields MGMT YES FOR FOR
   2   Increase authorized common stock MGMT YES AGNST AGNST
   3   Ratify selection of auditors MGMT YES FOR FOR

   Colonial Properties Trust CLP  195872106  4/15/05  Special
   1   Approve merger/acquisition MGMT YES FOR FOR
       Approve common stock issuance
   2   Increase authorized common stock MGMT YES FOR FOR
       Increase authorized preferred stock
   3   Approve issuance/conversion of preferred stock MGMT YES FOR FOR
   4   Adjourn meeting MGMT YES FOR FOR

   Colonial Properties Trust CLP  195872106  4/27/05  Annual
   1.01   Elect Carl F. Bailey MGMT YES FOR FOR
   1.02   Elect M. Miller Gorrie MGMT YES FOR FOR
   1.03   Elect William M. Johnson MGMT YES FOR FOR
   1.04   Elect Glade M. Knight MGMT YES FOR FOR
   1.05   Elect James K. Lowder MGMT YES FOR FOR
   1.06   Elect Thomas H. Lowder MGMT YES FOR FOR
   1.07   Elect Herbert Meisler MGMT YES FOR FOR
   1.08   Elect Claude B. Nielsen MGMT YES FOR FOR
   1.09   Elect Harold W. Ripps MGMT YES FOR FOR
   1.10   Elect Donald T. Senterfitt MGMT YES FOR FOR
   1.11   Elect John W. Spiegel MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   Commercial Net Lease Realty Inc NNN  202218103  8/5/04  Annual
   1.01   Elect Robert A. Bourne MGMT YES FOR FOR
   1.02   Elect Kevin B. Habicht MGMT YES FOR FOR
   1.03   Elect Clifford R. Hinkle MGMT YES FOR FOR
   1.04   Elect Richard B. Jennings MGMT YES FOR FOR
   1.05   Elect Ted B. Lanier MGMT YES FOR FOR
   1.06   Elect Robert C. Legler MGMT YES FOR FOR
   1.07   Elect Craig Macnab MGMT YES FOR FOR
   1.08   Elect Robert Martinez MGMT YES FOR FOR
   1.09   Elect James M. Seneff Jr. MGMT YES FOR FOR
   2   Eliminate Supermajority Requirement MGMT YES FOR FOR
   3   Increase Authorized Common Stock MGMT YES AGNST AGNST
   4   Approve Non-Technical Bylaw Amendments MGMT YES FOR FOR
   5   No Shareholder Approval to Fill Vacancy MGMT YES AGNST AGNST
   6   Approve Non-Technical Bylaw Amendments MGMT YES FOR FOR
   7   Approve Other Business MGMT YES FOR FOR

   Commercial Net Lease Realty Inc NNN  202218103  6/1/05  Annual
   1.01   Elect Kevin B. Habicht MGMT YES FOR FOR
   1.02   Elect Clifford R. Hinkle MGMT YES FOR FOR
   1.03   Elect Richard B. Jennings MGMT YES FOR FOR
   1.04   Elect Ted B. Lanier MGMT YES FOR FOR
   1.05   Elect Robert C. Legler MGMT YES FOR FOR
   1.06   Elect Craig Macnab MGMT YES FOR FOR
   1.07   Elect Robert Martinez MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR
   3   Approve other business MGMT YES FOR FOR

   CRT Properties Inc CRO  22876P109  5/18/05  Annual
   1.01   Elect D. Pike Aloian MGMT YES FOR FOR
   1.02   Elect Benjamin C. Bishop Jr. MGMT YES FOR FOR
   1.03   Elect Thomas J. Crocker MGMT YES FOR FOR
   1.04   Elect Peter J Farrell MGMT YES FOR FOR
   1.05   Elect David B. Hiley MGMT YES FOR FOR
   1.06   Elect Victor A. Hughes Jr. MGMT YES FOR FOR
   1.07   Elect Randall E Paulson MGMT YES FOR FOR
   1.08   Elect George F. Staudter MGMT YES FOR FOR
   2   Approve reincorporation MGMT YES FOR FOR
   3   Adopt the 2005 Employee Stock Investment Plan MGMT YES FOR FOR
   4   Ratify selection of auditors MGMT YES FOR FOR

   Digital Realty Trust Inc DLR  253868103  5/6/05  Annual
   1.01   Elect Richard A. Magnuson MGMT YES FOR FOR
   1.02   Elect Michael F. Foust MGMT YES FOR FOR
   1.03   Elect Laurence A. Chapman MGMT YES FOR FOR
   1.04   Elect Ruann F. Ernst MGMT YES FOR FOR
   1.05   Elect Kathleen Earley Reed MGMT YES WHOLD AGNST
   1.06   Elect Dennis E. Singleton MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   Eastgroup Properties EGP  277276101  6/2/05  Annual
   1.01   Elect D. Pike Aloian MGMT YES FOR FOR
   1.02   Elect H. C. Bailey Jr. MGMT YES FOR FOR
   1.03   Elect Hayden C. Eaves III MGMT YES FOR FOR
   1.04   Elect Fredric H. Gould MGMT YES FOR FOR
   1.05   Elect David H. Hoster II MGMT YES FOR FOR
   1.06   Elect David M. Osnos MGMT YES FOR FOR
   1.07   Elect Leland R. Speed MGMT YES FOR FOR
   2   Adopt the 2005 Directors Equity Incentive Plan MGMT YES FOR FOR
   3   Approve other business MGMT YES FOR FOR

   Equity Office Properties Trust EOP  294741103  5/24/05  Annual
   1.01   Elect Marilyn A. Alexander MGMT YES FOR FOR
   1.02   Elect Thomas E. Dobrowski MGMT YES FOR FOR
   1.03   Elect William M. Goodyear MGMT YES FOR FOR
   1.04   Elect James D. Harper Jr. MGMT YES FOR FOR
   1.05   Elect Richard D. Kincaid MGMT YES FOR FOR
   1.06   Elect David K. McKown MGMT YES FOR FOR
   1.07   Elect Sheli Z. Rosenberg MGMT YES FOR FOR
   1.08   Elect Stephen I. Sadove MGMT YES FOR FOR
   1.09   Elect Sally Susman MGMT YES FOR FOR
   1.10   Elect Jan H.W.R. van der Vlist MGMT YES FOR FOR
   1.11   Elect Samuel Zell MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   First Industrial Realty Trust   32054K103  5/18/05  Annual
   1.01   Elect Michael W. Brennan MGMT YES FOR FOR
   1.02   Elect Michael G. Damone MGMT YES FOR FOR
   1.03   Elect Kevin W. Lynch MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   Gables Residential Trust GBP  362418105  5/17/05  Annual
   1.01   Elect David D. Fitch MGMT YES FOR FOR
   1.02   Elect John W. McIntyre MGMT YES FOR FOR
   1.03   Elect Chris D. Wheeler MGMT YES FOR FOR

   Health Care REIT HCN  42217K106  5/5/05  Annual
   1.01   Elect William C. Ballard Jr. MGMT YES FOR FOR
   1.02   Elect Peter J. Grua MGMT YES FOR FOR
   1.03   Elect R. Scott Trumbull MGMT YES FOR FOR
   2   Adopt the 2005 Long-Term Incentive Plan MGMT YES AGNST AGNST
   3   Ratify selection of auditors MGMT YES FOR FOR

   Heritage Property Investment HTG  42725M107  5/6/05  Annual
   1.01   Elect Bernard Cammarata MGMT YES FOR FOR
   1.02   Elect Thomas C. Prendergast MGMT YES FOR FOR
   1.03   Elect Michael J. Joyce MGMT YES FOR FOR

   Hospitality Properties Trust HPT  44106M102  5/11/05  Annual
   1.01   Elect John L. Harrington MGMT YES FOR FOR
   1.02   Elect Barry M. Portnoy MGMT YES FOR FOR

   IStar Financial SFI  45031U101  5/25/05  Annual
   1.01   Elect Jay Sugarman MGMT YES FOR FOR
   1.02   Elect Willis Andersen Jr. MGMT YES FOR FOR
   1.03   Elect Robert W. Holman Jr. MGMT YES FOR FOR
   1.04   Elect Robin Josephs MGMT YES FOR FOR
   1.05   Elect John G. McDonald MGMT YES FOR FOR
   1.06   Elect George R. Puskar MGMT YES FOR FOR
   1.07   Elect Jeffrey A. Weber MGMT YES FOR FOR
   2   Misc. executive pay MGMT YES FOR FOR
   3   Ratify selection of auditors MGMT YES FOR FOR

   Liberty Property Trust LRY  531172104  5/19/05  Annual
   1.01   Elect Frederick F. Buchholz MGMT YES FOR FOR
   1.02   Elect Thomas C. DeLoach Jr. MGMT YES FOR FOR
   1.03   Elect Daniel P. Garton MGMT YES FOR FOR
   1.04   Elect Stephen B. Siegel MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR
   3   Majority vote to elect directors SHLDR YES FOR AGNST
   4   Report or take action on climate change SHLDR YES AGNST FOR

   Mack Cali Realty Corp CLI  554489104  6/23/05  Annual
   1.01   Elect Nathan Gantcher MGMT YES FOR FOR
   1.02   Elect David S. Mack MGMT YES WHOLD AGNST
   1.03   Elect William L. Mack MGMT YES FOR FOR
   1.04   Elect Alan G. Philibosian MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR
   3   Majority vote to elect directors SHLDR YES FOR AGNST

   Maguire Properties MPG  559775101  6/7/05  Annual
   1.01   Elect Robert F. Maguire III MGMT YES FOR FOR
   1.02   Elect Richard I. Gilchrist MGMT YES FOR FOR
   1.03   Elect Lawrence S. Kaplan MGMT YES FOR FOR
   1.04   Elect Caroline S. McBride MGMT YES FOR FOR
   1.05   Elect Andrea L. Van de Kamp MGMT YES FOR FOR
   1.06   Elect Walter L. Weisman MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   Mid-America Apartment Communities   59522J806  5/19/05  Annual
   1.01   Elect H. Eric Bolton Jr. MGMT YES FOR FOR
   1.02   Elect Alan B. Graf Jr. MGMT YES FOR FOR
   1.03   Elect Ralph Horn MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   Nationwide Health Properties   638620203  4/27/05  Annual
   1.01   Elect R. Bruce Andrews MGMT YES FOR FOR
   1.02   Elect Charles D. Miller MGMT YES FOR FOR
   2   Adopt Stock Incentive Plan MGMT YES FOR FOR

   New Plan Excel Realty Trust NXL  648053106  5/11/05  Annual
   1.01   Elect Raymond H. Bottorf MGMT YES FOR FOR
   1.02   Elect Matthew Goldstein MGMT YES WHOLD AGNST
   1.03   Elect Gregory White MGMT YES FOR FOR

   Newcastle Investment NCT  65105M108  5/17/05  Annual
   1.01   Elect Wesley R. Edens MGMT YES FOR FOR
   1.02   Elect David K. McKown MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   Omega Healthcare Investors OHI  681936100  5/26/05  Annual
   1.01   Elect Harold J. Kloosterman MGMT YES FOR FOR
   1.02   Elect C. Taylor Pickett MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   Origen Financial   68619E109  7/22/04  Annual
   1.01   Elect Director Nominee MGMT YES FOR FOR
   1.02   Elect Director Nominee MGMT YES FOR FOR
   1.03   Elect Director Nominee MGMT YES FOR FOR
   1.04   Elect Director Nominee MGMT YES WHOLD AGNST
   1.05   Elect Director Nominee MGMT YES FOR FOR
   1.06   Elect Director Nominee MGMT YES FOR FOR

   Pennsylvania REIT PEI  709102107  5/19/05  Annual
   1.01   Elect Lee H. Javitch MGMT YES FOR FOR
   1.02   Elect Mark E. Pasquerilla MGMT YES FOR FOR
   1.03   Elect John J. Roberts MGMT YES FOR FOR
   1.04   Elect Jonathan B. Weller MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR

   Prentiss Properties Trust PP  740706106  5/11/05  Annual
   1.01   Elect Michael V. Prentiss MGMT YES FOR FOR
   1.02   Elect Thomas J. Hynes Jr. MGMT YES FOR FOR
   1.03   Elect Barry J.C. Parker MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR
   3   Adopt Stock Incentive Plan MGMT YES FOR FOR

   Sovran Self Storage Inc SSS  84610H108  5/18/05  Annual
   1.01   Elect Robert J. Attea MGMT YES FOR FOR
   1.02   Elect Kenneth F. Myszka MGMT YES FOR FOR
   1.03   Elect John E. Burns MGMT YES FOR FOR
   1.04   Elect Michael A. Elia MGMT YES FOR FOR
   1.05   Elect Anthony P. Gammie MGMT YES FOR FOR
   1.06   Elect Charles E. Lannon MGMT YES FOR FOR
   2   Adopt the 2005 Award and Option Plan MGMT YES AGNST AGNST
   3   Ratify selection of auditors MGMT YES FOR FOR

   Strategic Hotel Capital Inc SLH  86272T106  5/18/05  Annual
   1.01   Elect Robert P. Bowen MGMT YES FOR FOR
   1.02   Elect John C. Deterding MGMT YES FOR FOR
   1.03   Elect Robert M. Falzon MGMT YES FOR FOR
   1.04   Elect Laurence S. Geller MGMT YES FOR FOR
   1.05   Elect Thomas A. Hassard MGMT YES FOR FOR
   1.06   Elect Jonathan A. Langer MGMT YES FOR FOR
   1.07   Elect Robert J. Watson MGMT YES FOR FOR
   2   Ratify selection of auditors MGMT YES FOR FOR
   3   Approve other business MGMT YES FOR FOR

   Trustreet Properties Inc TSY  898404108  2/24/05  Special
   1   Approve merger/acquisition MGMT YES FOR FOR
       Approve common stock issuance
   2   Approve merger/acquisition MGMT YES FOR FOR
   3   Increase authorized common stock MGMT YES FOR FOR
       Increase authorized preferred stock
   4   Approve non-technical charter amendments MGMT YES FOR FOR

   Trustreet Properties Inc TSY  898404108  6/23/05  Annual
   1.01   Elect Robert A. Bourne MGMT YES FOR FOR
   1.02   Elect G. Steven Dawson MGMT YES FOR FOR
   1.03   Elect G. Richard Hostetter MGMT YES FOR FOR
   1.04   Elect Richard C. Huseman MGMT YES FOR FOR
   1.05   Elect James H. Kropp MGMT YES FOR FOR
   1.06   Elect J. Joseph Kruse MGMT YES FOR FOR
   1.07   Elect Curtis B. McWilliams MGMT YES FOR FOR
   1.08   Elect James M. Seneff Jr. MGMT YES FOR FOR
   1.09   Elect Robert J. Stetson MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


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       (Registrant)

      /S/ T. Ritson Ferguson, Managing Director
By _______________________________________________________________________
       (Signature & Title)

       7/14/05
Date _____________________________________________________________________